Other Non-current Receivables - Summary of Other Non-current Receivables (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other non-current receivables [abstract]
Security deposits for lease and other contracts	€ 6,396	€ 5,776
Receivable from disposal of assets		118
Total	€ 6,396	€ 5,894